Owners' Capital/Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																										12 Months Ended
	Dec. 15, 2020	Nov. 25, 2020	Nov. 09, 2020	Sep. 15, 2020	Aug. 20, 2020	Aug. 04, 2020	Jun. 15, 2020	May 21, 2020	May 14, 2020	May 06, 2020	Mar. 16, 2020	Feb. 21, 2020	Feb. 05, 2020	Dec. 16, 2019	Nov. 14, 2019	Nov. 13, 2019	Oct. 29, 2019	Sep. 16, 2019	Aug. 09, 2019	Jul. 24, 2019	Jun. 17, 2019	May 10, 2019	Apr. 24, 2019	Mar. 15, 2019	Feb. 22, 2019	Feb. 13, 2019	Jan. 29, 2019	Dec. 17, 2018	Nov. 15, 2018	Nov. 09, 2018	Oct. 24, 2018	Sep. 17, 2018	Aug. 10, 2018	Jul. 25, 2018	Jun. 15, 2018	May 11, 2018	Apr. 26, 2018	Mar. 15, 2018	Feb. 14, 2018	Feb. 08, 2018	Jan. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Owners' Capital/Partners' Equity
Amount paid																																										$ 69,556	$ 137,953	$ 118,094
Common units
Owners' Capital/Partners' Equity
Cash distribution declared			$ 0.01			$ 0.125				$ 0.125			$ 0.561				$ 0.55			$ 0.55			$ 0.55				$ 0.55				$ 0.53			$ 0.53			$ 0.53				$ 0.5235
Amount paid		$ 485			$ 6,022			$ 5,967				$ 26,754				$ 26,437			$ 26,640			$ 26,911				$ 26,929				$ 25,716			$ 24,272			$ 24,272			$ 22,845
Preference units
Owners' Capital/Partners' Equity
Amount paid	$ 7,582			$ 7,582			$ 7,582				$ 7,582			$ 7,582				$ 7,582			$ 7,582			$ 8,290				$ 5,456				$ 5,457			$ 5,457			$ 4,619
Series A preference units
Owners' Capital/Partners' Equity
Cash distribution declared			0.5390625			0.5390625			$ 0.5390625				0.5390625		$ 0.5390625					0.5390625		$ 0.5390625			$ 0.5390625				$ 0.5390625					0.5390625		$ 0.5390625				$ 0.5390625
Series B preference units
Owners' Capital/Partners' Equity
Cash distribution declared			0.5125			0.5125			0.5125				0.5125		0.5125					0.5125		0.5125			0.5125				$ 0.5125					$ 0.5125		$ 0.5125				$ 0.33028
Series C preference units
Owners' Capital/Partners' Equity
Cash distribution declared			$ 0.53125			$ 0.53125			$ 0.53125				$ 0.53125		$ 0.53125					$ 0.53125		$ 0.53125			$ 0.7083